Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Summary of group's intangible assets, net

	December 31,
	2023	2024
	RMB	RMB
Gross carrying amount
Platform content	126,072	127,954
Trademark	38,955	39,536
License	32,000	32,000
Licensed copyrights of video content	31,133	55,094
Technology and domain name	13,618	13,745
Software	9,665	11,503
Total of gross carrying amount	251,443	279,832

Less: accumulated amortization
Platform content	(34,520)	(53,314)
Trademark	(6,787)	(10,483)
License	(12,089)	(14,222)
Licensed copyrights of video content	(25,380)	(31,661)
Technology and domain name	(7,051)	(9,609)
Software	(3,877)	(7,353)
Total accumulated amortization	(89,704)	(126,642)
Intangible assets, net	161,739	153,190

Schedule of estimated amortization expenses

Amortization expense
Year ended December 31,	of intangible assets
RMB
2025	36,691
2026	33,259
2027	31,612
2028	24,661
2029	7,857